EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 10, 2019	Mar. 29, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Numerator [Abstract]
Net Loss			$ (95,306)	[1]	$ (204,969)	$ (4,456)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)			141,969,666		103,832,680	92,531,001
Dilutive - Weighted Average Common Shares Outstanding (in shares)			141,969,666		103,832,680	92,531,001
Loss per Common Share [Abstract]
Basic (in dollars per share)			$ (0.67)		$ (1.97)	$ (0.05)
Diluted (in dollars per share)			$ (0.67)		$ (1.97)	$ (0.05)
Earnings Per Share, Other Disclosures [Abstract]
Shares issued (in shares)					0
Forecast [Member]
Earnings Per Share, Other Disclosures [Abstract]
Shares issued value		$ 40,000
Shares price (in dollars per share)	$ 2.10
Shares issued (in shares)	19,047,619

[1]	Basic Loss per Share is impacted by $(0.02) from implementation of ASC 606 Revenue from Contracts with Customers.